Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Mobilization revenue receivable - long-term portion	$ 109.2	$ 150.6
Favorable contract – long-term portion	205.2	225.6
Total other non-current assets	$ 314.4	$ 376.2